Derivatives (Details) (USD $)	3 Months Ended
	Mar. 31, 2012		Mar. 31, 2011	Dec. 31, 2011
Derivative [Line Items]
Premiums paid for put options on oil and natural gas commodity derivative contracts	$ 178,000,000
Volumes of natural gas production on settled derivatives	23,642		16,072
Average contract price per MMBtu on settled derivatives	5.84		8.25
Volumes of oil production on settled derivatives	2,578		1,807
Average contract price per barrel on settled derivatives	97.93		84.20
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	1,092,739,000			880,175,000
Derivative Liability, Fair Value	412,344,000			320,835,000
Maximum Loss Upon All Counterparties Failing To Perform	1,100,000,000
Realized gains (losses): [Abstract]
Commodity derivatives [Member]	55,255,000		55,809,000
Unrealized gains (losses): [Abstract]
Commodity derivatives	(53,224,000)		(425,285,000)
Total gains (losses): [Abstract]
Gains (losses) on oil and natural gas derivatives	$ 2,031,000		$ (369,476,000)
2012 [Member] | Natural Gas Derivative Instruments [Member]
Derivative [Line Items]
Annual Hedged Volume	105,400
Weighted Average Fixed Price	5.44
2012 [Member] | Natural Gas Derivative Instruments [Member] | Fixed price swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	55,416
Weighted Average Fixed Price	5.40
2012 [Member] | Oil Derivative Instruments [Member]
Derivative [Line Items]
Annual Hedged Volume	8,250
Weighted Average Fixed Price	98.08
2012 [Member] | Oil Derivative Instruments [Member] | Fixed price swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	6,508	[1]
Weighted Average Fixed Price	97.57	[1]
2012 [Member] | Oil Derivative Instruments [Member] | Puts [Member]
Derivative [Line Items]
Annual Hedged Volume	1,742
Weighted Average Short Put Price	100.00
2012 [Member] | Natural Gas Basis Differential Positions [Member] | Puts [Member]
Derivative [Line Items]
Annual Hedged Volume	49,984	[2]
Weighted Average Short Put Price	5.48	[2]
2012 [Member] | Natural Gas Basis Differential Positions [Member] | Panhandle Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	56,191	[3]
Hedged Differential	(0.56)	[3]
2012 [Member] | Natural Gas Basis Differential Positions [Member] | MichCon Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	7,315	[3]
Hedged Differential	0.12	[3]
2012 [Member] | Natural Gas Basis Differential Positions [Member] | Houston Ship Channel Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	4,190	[3]
Hedged Differential	(0.10)	[3]
2012 [Member] | Natural Gas Basis Differential Positions [Member] | Permian Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	3,410	[3]
Hedged Differential	(0.19)	[3]
2012 [Member] | Oil Timing Differential Positions [Member] | Trade month roll swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	4,617	[4]
Hedged Differential	0.21	[4]
2012 [Member] | Natural Gas Liquid Commodity Contract [Member] | Puts [Member]
Derivative [Line Items]
Annual Hedged Volume	7,964
2013 [Member] | Natural Gas Derivative Instruments [Member]
Derivative [Line Items]
Annual Hedged Volume	146,113
Weighted Average Fixed Price	5.39
2013 [Member] | Natural Gas Derivative Instruments [Member] | Fixed price swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	81,815
Weighted Average Fixed Price	5.31
2013 [Member] | Natural Gas Derivative Instruments [Member] | Puts [Member]
Derivative [Line Items]
Annual Hedged Volume	64,298	[2]
Weighted Average Short Put Price	5.49	[2]
2013 [Member] | Oil Derivative Instruments [Member]
Derivative [Line Items]
Annual Hedged Volume	11,963
Weighted Average Fixed Price	98.56
2013 [Member] | Oil Derivative Instruments [Member] | Fixed price swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	9,523	[1]
Weighted Average Fixed Price	98.19	[1]
2013 [Member] | Oil Derivative Instruments [Member] | Puts [Member]
Derivative [Line Items]
Annual Hedged Volume	2,440
Weighted Average Short Put Price	100.00
2013 [Member] | Natural Gas Basis Differential Positions [Member] | Panhandle Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	77,800	[3]
Hedged Differential	(0.56)	[3]
2013 [Member] | Natural Gas Basis Differential Positions [Member] | MichCon Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	9,600	[3]
Hedged Differential	0.10	[3]
2013 [Member] | Natural Gas Basis Differential Positions [Member] | Houston Ship Channel Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	5,731	[3]
Hedged Differential	(0.10)	[3]
2013 [Member] | Natural Gas Basis Differential Positions [Member] | Permian Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	4,636	[3]
Hedged Differential	(0.20)	[3]
2013 [Member] | Oil Timing Differential Positions [Member] | Trade month roll swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	6,315	[4]
Hedged Differential	0.21	[4]
2013 [Member] | Natural Gas Liquid Commodity Contract [Member] | Puts [Member]
Derivative [Line Items]
Annual Hedged Volume	10,570
2014 [Member] | Natural Gas Derivative Instruments [Member]
Derivative [Line Items]
Annual Hedged Volume	147,902
Weighted Average Fixed Price	5.21
2014 [Member] | Natural Gas Derivative Instruments [Member] | Fixed price swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	90,904
Weighted Average Fixed Price	5.35
2014 [Member] | Natural Gas Derivative Instruments [Member] | Puts [Member]
Derivative [Line Items]
Annual Hedged Volume	56,998	[2]
Weighted Average Short Put Price	5.00	[2]
2014 [Member] | Oil Derivative Instruments [Member]
Derivative [Line Items]
Annual Hedged Volume	10,036
Weighted Average Fixed Price	95.89
2014 [Member] | Oil Derivative Instruments [Member] | Fixed price swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	9,523	[1]
Weighted Average Fixed Price	95.67	[1]
2014 [Member] | Oil Derivative Instruments [Member] | Puts [Member]
Derivative [Line Items]
Annual Hedged Volume	513
Weighted Average Short Put Price	100.00
2014 [Member] | Natural Gas Basis Differential Positions [Member] | Panhandle Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	79,388	[3]
Hedged Differential	(0.33)	[3]
2014 [Member] | Natural Gas Basis Differential Positions [Member] | MichCon Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	9,490	[3]
Hedged Differential	0.08	[3]
2014 [Member] | Natural Gas Basis Differential Positions [Member] | Houston Ship Channel Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	5,256	[3]
Hedged Differential	(0.10)	[3]
2014 [Member] | Natural Gas Basis Differential Positions [Member] | Permian Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	4,891	[3]
Hedged Differential	(0.21)	[3]
2014 [Member] | Oil Timing Differential Positions [Member] | Trade month roll swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	6,315	[4]
Hedged Differential	0.21	[4]
2014 [Member] | Natural Gas Liquid Commodity Contract [Member] | Puts [Member]
Derivative [Line Items]
Annual Hedged Volume	10,570
2015 [Member] | Natural Gas Derivative Instruments [Member]
Derivative [Line Items]
Annual Hedged Volume	158,651
Weighted Average Fixed Price	5.27
2015 [Member] | Natural Gas Derivative Instruments [Member] | Fixed price swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	99,937
Weighted Average Fixed Price	5.43
2015 [Member] | Natural Gas Derivative Instruments [Member] | Puts [Member]
Derivative [Line Items]
Annual Hedged Volume	58,714	[2]
Weighted Average Short Put Price	5.00	[2]
2015 [Member] | Oil Derivative Instruments [Member]
Derivative [Line Items]
Annual Hedged Volume	10,070
Weighted Average Fixed Price	98.38
2015 [Member] | Oil Derivative Instruments [Member] | Fixed price swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	10,070	[1]
Weighted Average Fixed Price	98.38	[1]
2015 [Member] | Oil Derivative Instruments [Member] | Puts [Member]
Derivative [Line Items]
Annual Hedged Volume	0
Weighted Average Short Put Price	0
2015 [Member] | Natural Gas Basis Differential Positions [Member] | Panhandle Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	87,162	[3]
Hedged Differential	(0.33)	[3]
2015 [Member] | Natural Gas Basis Differential Positions [Member] | MichCon Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	9,344	[3]
Hedged Differential	0.06	[3]
2015 [Member] | Natural Gas Basis Differential Positions [Member] | Houston Ship Channel Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	4,891	[3]
Hedged Differential	(0.10)	[3]
2015 [Member] | Natural Gas Basis Differential Positions [Member] | Permian Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	5,074	[3]
Hedged Differential	(0.21)	[3]
2015 [Member] | Oil Timing Differential Positions [Member] | Trade month roll swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	840	[4]
Hedged Differential	0.17	[4]
2015 [Member] | Natural Gas Liquid Commodity Contract [Member] | Puts [Member]
Derivative [Line Items]
Annual Hedged Volume	10,570
Year 2016 [Member] | Natural Gas Derivative Instruments [Member]
Derivative [Line Items]
Annual Hedged Volume	44,537
Weighted Average Fixed Price	4.57
Year 2016 [Member] | Natural Gas Derivative Instruments [Member] | Fixed price swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	20,240
Weighted Average Fixed Price	4.06
Year 2016 [Member] | Natural Gas Derivative Instruments [Member] | Puts [Member]
Derivative [Line Items]
Annual Hedged Volume	24,297	[2]
Weighted Average Short Put Price	5.00	[2]
Year 2016 [Member] | Oil Derivative Instruments [Member]
Derivative [Line Items]
Annual Hedged Volume	0
Weighted Average Fixed Price	0
Year 2016 [Member] | Oil Derivative Instruments [Member] | Fixed price swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	0	[1]
Weighted Average Fixed Price	0	[1]
Year 2016 [Member] | Oil Derivative Instruments [Member] | Puts [Member]
Derivative [Line Items]
Annual Hedged Volume	0
Weighted Average Short Put Price	0
Year 2016 [Member] | Oil Derivative Instruments [Member] | Extendable Fixed Price Swaps [Member]
Derivative [Line Items]
Weighted Average Fixed Price	100.00
Amount of outstanding extendible fixed price oil swaps of daily production	14,750
Year 2016 [Member] | Natural Gas Basis Differential Positions [Member] | Panhandle Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	19,764	[3]
Hedged Differential	(0.31)	[3]
Year 2016 [Member] | Natural Gas Basis Differential Positions [Member] | MichCon Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	0	[3]
Hedged Differential	0	[3]
Year 2016 [Member] | Natural Gas Basis Differential Positions [Member] | Houston Ship Channel Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	4,575	[3]
Hedged Differential	(0.10)	[3]
Year 2016 [Member] | Natural Gas Basis Differential Positions [Member] | Permian Basis Swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	0	[3]
Hedged Differential	0	[3]
Year 2016 [Member] | Oil Timing Differential Positions [Member] | Trade month roll swaps [Member]
Derivative [Line Items]
Annual Hedged Volume	0	[4]
Hedged Differential	0	[4]
Year 2016 [Member] | Natural Gas Liquid Commodity Contract [Member] | Puts [Member]
Derivative [Line Items]
Annual Hedged Volume	10,599
Year 2017 [Member] | Oil Derivative Instruments [Member] | Extendable Fixed Price Swaps [Member]
Derivative [Line Items]
Weighted Average Fixed Price	100.00
Amount of outstanding extendible fixed price oil swaps of daily production	14,750
Year 2018 [Member] | Oil Derivative Instruments [Member] | Extendable Fixed Price Swaps [Member]
Derivative [Line Items]
Weighted Average Fixed Price	100.00
Amount of outstanding extendible fixed price oil swaps of daily production	14,750

[1]	Includes certain outstanding fixed price oil swaps on 14,750 Bbls of daily production which may be extended annually at a price of $100.00 per Bbl for each of the years ending December 31, 2016, December 31, 2017, and December 31, 2018, if the counterparties determine that the strike prices are in-the-money on a designated date in each respective preceding year. The extension for each year is exercisable without respect to the other years.
[2]	Includes certain outstanding natural gas puts of approximately 7,964 MMMBtu for the period April 1, 2012, through December 31, 2012, 10,570 MMMBtu for each of the years ending December 31, 2013, December 31, 2014, and December 31, 2015, and 10,599 MMMBtu for the year ending December 31, 2016, used to hedge revenues associated with NGL production.
[3]	Settle on the respective pricing index to hedge basis differential associated with natural gas production.
[4]	The Company hedges the timing risk associated with the sales price of oil in the Mid-Continent, Hugoton Basin and Permian Basin regions. In these regions, the Company generally sells oil for the delivery month at a sales price based on the average NYMEX price of light crude oil during that month, plus an adjustment calculated as a spread between the weighted average prices of the delivery month, the next month and the following month during the period when the delivery month is prompt (the "trade month roll").